Intangible Assets - Summary of Pre-tax Discount Rates (Details)	Dec. 31, 2021	Dec. 31, 2020
Canadian Less-Than-Truckload
Disclosure Of Intangible Assets [Line Items]
Pre-tax discount rate applied to cash flow projections	9.30%	9.10%
Package and Courier
Disclosure Of Intangible Assets [Line Items]
Pre-tax discount rate applied to cash flow projections	9.30%	9.10%
Canadian Truckload
Disclosure Of Intangible Assets [Line Items]
Pre-tax discount rate applied to cash flow projections	11.70%	11.50%
U.S. Truckload
Disclosure Of Intangible Assets [Line Items]
Pre-tax discount rate applied to cash flow projections	10.50%	10.30%
Specialized Truckload
Disclosure Of Intangible Assets [Line Items]
Pre-tax discount rate applied to cash flow projections	10.50%	10.30%
Logistics
Disclosure Of Intangible Assets [Line Items]
Pre-tax discount rate applied to cash flow projections	8.70%	8.50%